IMPAIRMENT - Impairment of PP&E - Ceiling Test (Details)	Dec. 31, 2021 $ / Mcf $ / bbl $ / $	Dec. 31, 2020 $ / Mcf $ / bbl $ / $	Dec. 31, 2019 $ / Mcf $ / bbl $ / $
Impairment
WTI Crude Oil US$/bbl (in dollars per barrel)	66.55	39.54	55.85
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel)	78.15	45.56	66.73
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	3.64	2.00	2.58
Exchange Rate US$/CDN$ (in Canadian dollars per US dollars) | $ / $	0.80	0.75	0.75